Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Company's Commitments

A summary of the Company’s commitments at December 31, 2013 and 2012 is as follows:

	2013	2012
Commitments to extend credit, including unused lines of credit	$34,138,058	$34,794,892
Standby letters of credit	1,601,847	1,524,713

	$35,739,905	$36,319,605